Supplement (Retail, Vanguard Pennsylvania Tax-Exempt Money Market Fund)	12 Months Ended
Nov. 30, 2010
Retail | Vanguard Pennsylvania Tax-Exempt Money Market Fund
Supplement Text
Supplement Text:

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Vanguard California Tax-Exempt Money Market Fund

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New York Tax-Exempt Money Market Fund

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2011

The table under the heading 'Fees and Expenses' is replaced with the following:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.14%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.17% 1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

(c)2011 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributior TAXEMT 062011